Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2025-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ECMC 2025-2 Loan Tape 20250731 AES base_LessPi.xlsx” provided by the Company on August 4, 2025, containing information on 34,673 student loans (the “Student Loans”) as of July 31, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2025-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and remaining term were within $1.00, 0.1%, and 1 month, respectively.

•	The term “Cutoff Date” means July 31, 2025.

•	The term “PHEAA” means Pennsylvania Higher Education Assistance Agency, the servicer for the Student Loans.

•	The term “PHEAA Servicing System” means PHEAA’s Servicing System for the Student Loans.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Mapping” means email correspondence provided by the Company on August 29, 2025, containing the loan status, loan type, fixed/floating type, rate reduction, and subsidy indicator descriptions corresponding to different abbreviations of loan status, loan type, fixed/floating type, rate reduction, and subsidy indicator description in the Data File (“Loan Status Mapping,” “Loan Type Mapping,” “Fixed/Floating Mapping,” “Rate Reduction Mapping,” and “Subsidy Indicator Mapping,” respectively) for the Selected Student Loans (defined below) attached hereto as Exhibit B.

•	The term “MR-50 SQL Database Extract” means delinquent start date information for the Selected Student Loans extracted from PHEAA’s SQL database.

•	The term “PHEAA Screenshots” means electronic screenshots for the Selected Student Loans, provided by PHEAA, on behalf of the Company, containing information from PHEAA’s Servicing System:

–	TSX29 - Loan Detail Information Screen

–	TSX2A - Loan Detail Information Screen

–	TSX2B - Loan Detail Information Screen

–	TSX07 - Interest Rate Change/History Screen

–	TSX2J - Disbursement Information Screen

–	TSX7T Bill to Payment Cross Reference Screen

–	TSX2E - Loan Financial Activity Breakdown Screen

–	TSX31 - Deferment/Forbearance Loan Detail Screen

–	TSX56 - Repayment Schedule Detail Screen

–	TSXDV - Borrower Benefit Program Override/Information Screen

–	TXXR-01 Borrower Demographics Screen

•	The term “Sources” means the following information provided by the Company:

−	Mapping;

−	MR-50 SQL Database Extract; and,

−	PHEAA Screenshots

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in the procedures below.

•	The term “Provided Information” means the Cutoff Date, Sources, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 147 Student Loans (the “Selected Student Loans”) from the Data File. A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

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B.	For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attribute	Sources / Instructions
Origination Date	“Guar Date” field on TSX2A Loan Detail Information Screen
Loan Type	“Loan Pgm” field on TSX29 Loan Detail Information Screen and Loan Type Mapping
Interest Rate Type	“Int Type” field on TSX07 Interest Rate Change/History Screen and Fixed/Floating Mapping
Stated Rate	“Int Rte” field on TSX29 Loan Detail Information Screen, “Interest Rate” field on TSX07 Interest Rate Change/History Screen
Current Loan Balance	“Cur Prin” field on TSX29 Loan Detail Information Screen, “Prior Bal” field on TSX2E Loan Financial Activity Breakdown Screen, “Principal Balance” field on TSX56 Repayment Schedule Detail Screen
Remaining Term

If Loan Status is “Repayment,” recompute as the number of months between the Cutoff Date and the “Anticipated Payoff Date” field in the Data File.

If Loan Status is “Deferment” or “Forbearance,” recompute as the number of months between (i) the Cutoff Date and (ii) the day after the “End Date” field of Deferment or Forbearance on the TSX31 Deferment/Forbearance Loan Detail Screen.

For Selected Student Loans #29, #51, #64, #72, #102, #104, #123, and #141, PHEAA, on behalf of the Company, informed us that there was prepayment activity before the Cutoff Date and thus to recompute as the number of months between (i) the “Bill Due” field on the TSX7T Bill to Payment Cross Reference Screen and (ii) the “Anticipated Payoff Date” field in the Data File.

First Disbursement Date	“1st Disb Date” field on TSX29 Loan Detail Information Screen
Loan Status	“Status” field on TSX29 Loan Detail Information Screen and Loan Status Mapping, “Defer/Forb Typ” field on TSX31 Deferment/Forbearance Loan Detail Screen and Loan Status Mapping
Initial Repayment Start Date	“Repayment Start” field on TSX29 Loan Detail Information Screen
Guarantor	“Guar” field on TSX2A Loan Detail Information Screen
State	“ST” field on TXXR-01 Borrower Demographics Screen
Subsidy Indicator	“Subsidy Code” field on TSX29 Loan Detail Information Screen and Subsidy Indicator Mapping
Account Number	“Acct #” field on TSX29 Loan Detail Information Screen

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Attribute	Sources / Instructions
Loan ID	“Loan Seq” field on TSX29 Loan Detail Information Screen
Rate Reduction	“BBP Pgm” field on TSX2A Loan Detail Information Screen and Rate Reduction Mapping. Consider Rate Reduction to be “0.00%” if “Disqual Date” field on TSXDV Borrower Benefit Program Override/Information Screen was before the Cutoff Date.
Original Balance	Recompute as the difference between “Beg Bal” field on TSX29 Loan Detail Information Screen and cancelled disbursements amount in the “Amount” field on TSX2J Disbursement Information Screen, if any.
Delinquent Days

“# Days Delq” on TSX2B Loan Detail Information Screen. If Loan Status in the Data File is Deferment or Forbearance, deem the Delinquent Days to be zero (0);

Recompute as the difference between (i) the “# Days Delq” field on TSX2B Loan Detail Information Screen and (ii) the number of days between the date of the screenshot indicated on the top left corner of the TSX29 Loan Detail information Screen and Cutoff Date.

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

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This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 2, 2025

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Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20252001	26	20252026	51	20252051	76	20252076
2	20252002	27	20252027	52	20252052	77	20252077
3	20252003	28	20252028	53	20252053	78	20252078
4	20252004	29	20252029	54	20252054	79	20252079
5	20252005	30	20252030	55	20252055	80	20252080
6	20252006	31	20252031	56	20252056	81	20252081
7	20252007	32	20252032	57	20252057	82	20252082
8	20252008	33	20252033	58	20252058	83	20252083
9	20252009	34	20252034	59	20252059	84	20252084
10	20252010	35	20252035	60	20252060	85	20252085
11	20252011	36	20252036	61	20252061	86	20252086
12	20252012	37	20252037	62	20252062	87	20252087
13	20252013	38	20252038	63	20252063	88	20252088
14	20252014	39	20252039	64	20252064	89	20252089
15	20252015	40	20252040	65	20252065	90	20252090
16	20252016	41	20252041	66	20252066	91	20252091
17	20252017	42	20252042	67	20252067	92	20252092
18	20252018	43	20252043	68	20252068	93	20252093
19	20252019	44	20252044	69	20252069	94	20252094
20	20252020	45	20252045	70	20252070	95	20252095
21	20252021	46	20252046	71	20252071	96	20252096
22	20252022	47	20252047	72	20252072	97	20252097
23	20252023	48	20252048	73	20252073	98	20252098
24	20252024	49	20252049	74	20252074	99	20252099
25	20252025	50	20252050	75	20252075	100	20252100

Exhibit A

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
101	20252101	126	20252126
102	20252102	127	20252127
103	20252103	128	20252128
104	20252104	129	20252129
105	20252105	130	20252130
106	20252106	131	20252131
107	20252107	132	20252132
108	20252108	133	20252133
109	20252109	134	20252134
110	20252110	135	20252135
111	20252111	136	20252136
112	20252112	137	20252137
113	20252113	138	20252138
114	20252114	139	20252139
115	20252115	140	20252140
116	20252116	141	20252141
117	20252117	142	20252142
118	20252118	143	20252143
119	20252119	144	20252144
120	20252120	145	20252145
121	20252121	146	20252146
122	20252122	147	20252147
123	20252123
124	20252124
125	20252125

Note:	The Company has assigned a unique ID number to each Selected Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Company’s Student Loan ID numbers.

Exhibit B

Mapping

Loan Status

Per Sources	Per Data File
D	DEFERMENT
F	FOREBEARANCE
Delinquent	REPAYMENT

Loan Type

Per Sources	Per Data File
UNSTFD	SU
STFFRD	SF
PARNT PLUS	PL
CNSLDN	CL
SUBCNS	CL
SUBSPC	CL
UNCNS	CL
UNSPC	CL

Fixed/Floating

Per Sources	Per Data File
C1	Floating
C2	Floating
F1	Fixed
SV	Floating

Rate Reduction

Per Sources	Per Data File
EF0 0%	0
ST1	1% IRR AFTER 36
0	0
STT	0.5% IRR

Subsidy Indicator

Per Sources	Per Data File
NON SUB	N
SUBSIDIZED	Y

Exhibit C

Exceptions List

Selected Student Loan Number	Student Loan ID Number	Attribute	Per Data File	Per Sources
86	20252086	Loan Status	REPAYMENT	VERIFIED BANKRUPTCY
146	20252146	Rate Reduction	0.00%	STT (0.5% IRR)